EQUITY ACCOUNTED INVESTMENTS - Schedule Of Current And Non-Current Assets And Liabilities Of Investments In Associates And Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	$ 34,586	$ 23,339
Non-current assets	277,757	236,118
Current liabilities	29,501	25,304
Non-current liabilities	161,218	133,013
Profit (Loss) of associate or joint venture	7,303	6,478
Revenue of associate or joint venture	49,895	48,440
Other Comprehensive Income of associate or joint venture	695	1,056
Real Estate | Core office
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	2,315	1,530
Non-current assets	39,945	40,222
Current liabilities	3,942	1,588
Non-current liabilities	16,150	17,982
Profit (Loss) of associate or joint venture	(66)	1,244
Revenue of associate or joint venture	2,328	1,781
Other Comprehensive Income of associate or joint venture	(60)	174
Real Estate | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	2,491	1,875
Non-current assets	9,670	11,309
Current liabilities	1,575	1,464
Non-current liabilities	4,705	5,605
Profit (Loss) of associate or joint venture	336	350
Revenue of associate or joint venture	1,878	1,362
Other Comprehensive Income of associate or joint venture	34	312
Real Estate | Transitional and Development [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,265	1,413
Non-current assets	29,675	30,110
Current liabilities	7,044	4,722
Non-current liabilities	7,096	9,285
Profit (Loss) of associate or joint venture	76	708
Revenue of associate or joint venture	2,956	2,879
Other Comprehensive Income of associate or joint venture	(30)	63
Infrastructure | Utilities [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	437	372
Non-current assets	6,025	6,167
Current liabilities	337	366
Non-current liabilities	4,177	4,088
Profit (Loss) of associate or joint venture	286	183
Revenue of associate or joint venture	724	869
Other Comprehensive Income of associate or joint venture	183	171
Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	239	237
Non-current assets	10,563	10,054
Current liabilities	148	118
Non-current liabilities	6,131	6,029
Profit (Loss) of associate or joint venture	4,114	1,580
Revenue of associate or joint venture	12,102	14,372
Other Comprehensive Income of associate or joint venture	36	93
Infrastructure | Midstream [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	226	232
Non-current assets	6,143	6,279
Current liabilities	190	226
Non-current liabilities	4,058	4,067
Profit (Loss) of associate or joint venture	315	220
Revenue of associate or joint venture	924	918
Other Comprehensive Income of associate or joint venture	188	67
Infrastructure | Data [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	355	1,009
Non-current assets	8,272	6,640
Current liabilities	188	647
Non-current liabilities	3,883	3,640
Profit (Loss) of associate or joint venture	511	337
Revenue of associate or joint venture	1,047	1,571
Other Comprehensive Income of associate or joint venture	(53)	522
Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	189	220
Non-current assets	220	709
Current liabilities	126	24
Non-current liabilities	52	225
Profit (Loss) of associate or joint venture	50	20
Revenue of associate or joint venture	285	151
Other Comprehensive Income of associate or joint venture	18	(38)
Reinsurance
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	11,930	3,500
Non-current assets	49,494	39,999
Current liabilities	1,654	5,324
Non-current liabilities	53,646	36,718
Profit (Loss) of associate or joint venture	452	492
Revenue of associate or joint venture	6,785	5,101
Other Comprehensive Income of associate or joint venture	484	(867)
Oaktree [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	2,493	1,999
Non-current assets	19,733	19,038
Current liabilities	2,277	1,441
Non-current liabilities	10,730	10,332
Profit (Loss) of associate or joint venture	475	579
Revenue of associate or joint venture	1,503	1,489
Other Comprehensive Income of associate or joint venture	16	15
Transitional and Development [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	170	50
Non-current assets	329	2,792
Current liabilities	11	77
Non-current liabilities	118	1,143
Profit (Loss) of associate or joint venture	22	128
Revenue of associate or joint venture	26	(12)
Other Comprehensive Income of associate or joint venture	0	0
LP Investments and Other [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	20	71
Non-current assets	473	109
Current liabilities	11	54
Non-current liabilities	80	0
Profit (Loss) of associate or joint venture	(55)	(6)
Revenue of associate or joint venture	40	230
Other Comprehensive Income of associate or joint venture	(56)	69
Utilities [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	208	363
Non-current assets	2,563	15,744
Current liabilities	74	364
Non-current liabilities	1,132	8,588
Profit (Loss) of associate or joint venture	39	32
Revenue of associate or joint venture	1,136	1,306
Other Comprehensive Income of associate or joint venture	(376)	(112)
Transport | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,641	1,318
Non-current assets	12,862	12,033
Current liabilities	2,065	2,259
Non-current liabilities	6,994	5,919
Profit (Loss) of associate or joint venture	27	(132)
Revenue of associate or joint venture	3,044	2,561
Other Comprehensive Income of associate or joint venture	330	307
Data [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,061	438
Non-current assets	42,547	8,659
Current liabilities	2,725	564
Non-current liabilities	21,996	4,793
Profit (Loss) of associate or joint venture	(45)	(23)
Revenue of associate or joint venture	2,272	815
Other Comprehensive Income of associate or joint venture	685	247
Other [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	134	118
Non-current assets	1,032	1,362
Current liabilities	94	92
Non-current liabilities	321	357
Profit (Loss) of associate or joint venture	(180)	(349)
Revenue of associate or joint venture	206	173
Other Comprehensive Income of associate or joint venture	(283)	600
Other [Member] | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	3,306	2,749
Non-current assets	10,917	7,662
Current liabilities	2,020	1,810
Non-current liabilities	6,992	5,551
Profit (Loss) of associate or joint venture	208	300
Revenue of associate or joint venture	6,951	5,925
Other Comprehensive Income of associate or joint venture	6	7
Other [Member] | Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	2,336	3,841
Non-current assets	12,692	12,309
Current liabilities	2,030	3,172
Non-current liabilities	6,568	7,187
Profit (Loss) of associate or joint venture	673	348
Revenue of associate or joint venture	3,078	3,124
Other Comprehensive Income of associate or joint venture	(355)	(583)
Industrial products [Member] | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	908	1,682
Non-current assets	650	2,352
Current liabilities	367	789
Non-current liabilities	334	566
Sustainable Solutions | Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	2,862	322
Non-current assets	13,952	2,569
Current liabilities	2,623	203
Non-current liabilities	6,055	938
Profit (Loss) of associate or joint venture	(15)	11
Revenue of associate or joint venture	394	363
Other Comprehensive Income of associate or joint venture	$ (67)	$ 0